Share Based Compensation	12 Months Ended
Dec. 31, 2013
Share Based Compensation
(24)	SHARE BASED COMPENSATION

On July 31, 2006, the Company adopted the 2006 Stock Incentive Plan (the “Plan”) to recognize and acknowledge the contributions the eligible participants made to the Company and to the business. As of December 31, 2013, options to purchase up to 20,113,890 ordinary shares are authorized under the Plan. Share options are granted at an exercise price more than or equal to the stock’s fair value at the date of grant and have a term of three to five years. Generally, share option granted vest over 3 to 5 years from date of grant while certain options granted vest immediately.

The fair value of the option award is estimated on the date of grant using a lattice-based option valuation model, which incorporates ranges of assumptions for inputs as noted in the following table. In 2011, the Company’s calculation of expected volatility was based on the implied volatility of the Company as of the grant date. In 2012 and 2013, the Company’s calculation of expected volatility was based on the historical volatility of the Company as of the grant date. The Company uses historical data to estimate employee termination within the valuation model. The expected term of options granted is derived from the output of the option valuation model and represents the period of time that options granted are expected to be outstanding. The employees that were granted the share options are expected to exhibit the same behavior. Since the share options once exercised will primarily trade in the U.S. capital market and there was no comparable PRC zero coupon rate, the risk-free rate for periods within the contractual life of the option is based on the U.S. Treasury Note as of the grant date.

	2011	2012	2013
Expected volatility	58.88%~ 63.96%	97.50%	96.80%
Expected dividends	0%	0%	0%
Expected term	5.51~ 6.95 years	4.17~4.89 years	7.36 years
Risk-free interest rate	3.02%~3.66%	2.68%~3.04%	3.23%
Estimated fair value of underlying ordinary shares	US$3.79~US$7.84	US$4.00~US$4.24	US$1.08
Weighted-average fair value of underlying ordinary shares	US$7.07	US$4.16	US$1.08

A summary of the non-cash share based compensation expenses for the years ended December 31, 2011, 2012 and 2013 is as follows:

	Year ended December 31, 2011	Year ended December 31, 2012	Year ended December 31, 2013
Costs of goods sold	1,881	1,323	1,531
General and administrative expenses	7,260	6,669	4,915
Selling expenses	126	189	197
Research and development costs	660	723	827

Total non-cash share based compensation expenses	9,927	8,904	7,470

No non-cash share-based compensation expense was incurred for the years ended December 31, 2011, 2012 and 2013 respectively in respect of share options granted to non-employees.

A summary of options for the years ended December 31, 2011, 2012 and 2013 is presented below:

	Employees	Non- employees	Number of total share option	Weighted average exercise price per share		Weighted average remaining contractual term	Aggregate intrinsic value
For the year ended December 31, 2011
Outstanding as of December 31, 2010	11,115,118	30,000	11,145,118	US$	8.8

Granted during 2011	665,700	0	665,700	US$	10.77
Exercised	(1,021,717)	(30,000)	(1,051,717)	US$	4.51
Forfeited or cancelled	(1,269,816)	0	(1,269,816)	US$	9.59
Outstanding as of December 31, 2011	9,489,285	0	9,489,285	US$	9.31	6.64 years	0

	Employees	Non- employees	Number of total share option	Weighted average exercise price per share		Weighted average remaining contractual term	Aggregate intrinsic value
For the year ended December 31, 2012
Outstanding as of December 31, 2011	9,489,285	0	9,489,285	US$	9.31

Granted during 2012	3,909,973	0	3,909,973	US$	5.63
Exercised	0	0	0		0
Forfeited or cancelled	(4,729,150)	0	(4,729,150)	US$	10.99
Outstanding as of December 31, 2012	8,670,108	0	8,670,108	US$	6.73	7.91 years	0

	Employees	Non- employees	Number of total share option	Weighted average exercise price per share		Weighted average remaining contractual term	Aggregate intrinsic value
For the year ended December 31, 2013
Outstanding as of December 31, 2012	8,670,108	0	8,670,108	US$	6.73

Granted during 2013	8,374,550	0	8,374,550	US$	1.50
Exercised	0	0	0		0
Forfeited or cancelled	(7,480,414)	0	(7,480,414)	US$	6.31
Outstanding as of December 31, 2013	9,564,244	0	9,564,244	US$	2.48	9.14 years	0

Vested or expected to vest as of December 31, 2013	9,346,554	0	9,346,554	US$	2.50	9.13 years	0

Exercisable as of December 31, 2013	870,508	0	870,508	US$	7.89	6.21 years	0

There were no share options exercised in 2012 and 2013.

The Company reduced the exercise price and extended the vesting period of 5,424,800 outstanding share options held by employees in 2013. The total incremental value as a result of the modification amounted to US$2,105 in 2013, which is recognized ratably over the remaining requisite service period of 3 years from the date of modification. The modified share options were included in the number of share options granted and number of share options forfeited or cancelled for the year ended December 31, 2013.

As of December 31, 2013, there was US$17,126 (2012: US$25,622) of total unrecognized compensation cost related to unvested share options. This cost is expected to be recognized over a weighted average period of approximately 2.15 years (2012: 2.86 years). Cash received from the exercise of options under the share option plans during 2011, 2012 and 2013 was US$4,745, US$ nil and US$ nil, respectively.